Group information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Summary of subsidiaries
The Group’s principal subsidiaries, associates and joint ventures as at December 31, 2022 and 2021 are set out below. Unless otherwise stated, they have share capital consisting solely of ordinary shares that are held directly by the Group, and the proportion of ownership interests held equals the voting rights held by the Group. The country of incorporation or registration is also their principal place of business.
Subsidiaries

Name of entity	Place of business/country of incorporation	Principle activities	Ownership interest held by the Group
			2022	2021	2020
Allego Holding B.V.	Arnhem, the Netherlands	Holding Company	100%	—	—

Allego US Inc.	Wilmington, Delaware, USA	Financial investment services	100%	—	—
Allego B.V.	Arnhem, the Netherlands	Charging solutions for electric vehicles	100%	100%	100%
Allego Innovations B.V.	Arnhem, the Netherlands	Software development	100%	100%	100%
Allego Employment B.V.	Arnhem, the Netherlands	Staffing agency within the Group	100%	100%	100%
Allego GmbH	Berlin, Germany	Charging solutions for electric vehicles	100%	100%	100%
Allego België B.V.	Mechelen, Belgium	Charging solutions for electric vehicles	100%	100%	100%
Allego France SAS	Paris, France	Charging solutions for electric vehicles	100%	100%	100%
Allego Charging Ltd	London, United Kingdom	Charging solutions for electric vehicles	100%	100%	100%
Allego Denmark ApS	Copenhagen, Denmark	Charging solutions for electric vehicles	100%	100%	100%
Allego Portugal, Unipessoal Lda	Lisbon, Portugal	Charging solutions for electric vehicles	100%	100%	100%
Allego Norway AS	Olso, Norway	Charging solutions for electric vehicles	100%	100%	100%
Allego Sweden AB	Stockholm, Sweden	Charging solutions for electric vehicles	100%	100%	100%
Allego Italy S.R.L.	Torino, Italy	Charging solutions for electric vehicles	100%	100%	—
Allego Spain S.L.U.	Madrid, Spain	Charging solutions for electric vehicles	100%	100%	—
Mega-E Charging B.V.	Arnhem, the Netherlands	Charging solutions for electric vehicles at Mega-E sites	100%	—	—
FEMC Germany GmbH	Berlin, Germany	Charging solutions for electric vehicles	100%	—	—
Mega-E Netherlands Asset Co No 1 B.V.	Arnhem, the Netherlands	Charging solutions for electric vehicles	100%	—	—
Mega-E Denmark Asset Co No 1 ApS	Copenhagen, Denmark	Charging solutions for electric vehicles	100%	—	—
Mega-E Belgium Asset Co No 1 BV	Mechelen, Belgium	Charging solutions for electric vehicles	100%	—	—
Mega-E France SAS	Paris, France	Charging solutions for electric vehicles	100%	—	—
Mega-E Sweden Asset Co No 1 AB	Stockholm, Sweden	Charging solutions for electric vehicles	100%	—	—
Mega-E Eastern Europe Holding B.V.	Arnhem, the Netherlands	Charging solutions for electric vehicles	100%	—	—
Chamberra Sp. z.o.o.	Warsaw, Poland	Charging solutions for electric vehicles	100%	—	—
GreenToWheel SAS	Paris, France	Charging solutions for electric vehicles	80%	—	—
Oury-Heintz Energie Applications SA	Paris, France	Holding Company	100%	—	—
Modélisation, Mesures et Applications SA	Paris, France	IT consulting services	100%	—	—
MOMA ASIA Ltd	Hong Kong, China	IT consulting services	100%	—	—
MOMA Collectivites SAS	Paris, France	IT consulting services	51%	—	—
Associates and Joint Ventures

Name of entity	Place of business/country of incorporation	Principle activities	Ownership interest held by the Group
			2022	2021	2020
FOROIL SAS	Paris, France	Development of solutions to optimize production & reserves of oil and gas fields	44%	—	—
3EA SAS	Paris, France	Electric installation work	50%	—	—